Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2015	2014

Building	$12,776,709	$13,506,334
Machinery and Production equipment	2,982,759	2,964,189
Electronic equipment	251,508	246,595
Office equipment	50,294	52,509
Automobiles	227,094	280,396

Subtotal	16,288,364	17,050,023
Accumulated depreciation	(5,169,729)	(4,247,091)

Total	$11,118,635	$12,802,932